Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2023
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

28. Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividend to the Company for the years ended December 31, 2021, 2022 and 2023. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2022 and 2023.

28. Parent Company Only Condensed Financial Information (Continued)

Condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	974,224	1,121,233
Time deposits and short-term investments	2,195,952	—
Amounts due from subsidiaries of the Group	47,993,884	54,475,676
Prepayments and other current assets	3,132	—
Total current assets	51,167,192	55,596,909
Non-current assets:
Investments in subsidiaries	—	11,452,246
Long-term investments	12,968	10,268
Property, plant and equipment, net	18	10
Total non-current assets	12,986	11,462,524
Total assets	51,180,178	67,059,433
LIABILITIES
Current liabilities:
Short-term borrowings	6,965	6,719,797
Amounts due to subsidiaries of the Group	—	3,598
Accruals and other current liabilities	59,533	193,414
Total current liabilities	66,498	6,916,809
Non-current liabilities:
Long-term borrowings	6,254,979	—
Total non-current liabilities	6,254,979	—
Total liabilities	6,321,477	6,916,809
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	1,188	1,215
Class B Ordinary Shares	235	235
Treasury shares	(84)	(90)
Additional paid-in capital	53,869,322	57,479,857
Accumulated other comprehensive loss	(194,110)	(224,876)
(Accumulated deficit)/Retained earnings	(8,817,850)	2,886,283
Total shareholders’ equity	44,858,701	60,142,624
Total liabilities and shareholders’ equity	51,180,178	67,059,433

28. Parent Company Only Condensed Financial Information (Continued)

Condensed statements of comprehensive (loss)/income

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Operating expenses:
Selling, general and administrative	(27,288)	(35,642)	(44,419)
Research and development	(852)	(629)	—
Total operating expenses	(28,140)	(36,271)	(44,419)
Loss from operations	(28,140)	(36,271)	(44,419)
Other (expense)/income
Interest expense	(21,369)	(43,096)	(38,323)
Interest income and investment income, net	283,737	190,528	70,953
Equity in (loss)/income of subsidiaries	(563,106)	(2,300,538)	11,716,065
Others, net	7,423	177,165	(137)
(Loss)/Income before income tax expense	(321,455)	(2,012,212)	11,704,139
Income tax expense	—	(3)	(6)
Net (loss)/income	(321,455)	(2,012,215)	11,704,133
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	(516,687)	1,327,761	(30,766)
Comprehensive (loss)/income	(838,142)	(684,454)	11,673,367

28. Parent Company Only Condensed Financial Information (Continued)

Condensed statements of cash flows

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	367,063	450,517	56,515
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs’ subsidiaries	(10,157,678)	(23,397,234)	(3,589,329)
Placement of time deposits	(298,284)	—	—
Redemption of time deposits	297,654	—	2,137,626
Placement of short-term investments	(173,133,568)	(2,609,767)	—
Redemption of short-term investments	180,386,757	8,036,663	—
Purchase of property, plant and equipment and intangible assets	—	(25)	—
Net cash used in investing activities	(2,905,119)	(17,970,363)	(1,451,703)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	—	669,913	699,300
Repayment of long-term borrowings	—	(349,163)	(338,020)
Proceeds from issuance of convertible debts	5,533,238	—	—
Proceeds from IPOs and concurrent private placements, net of issuance cost	11,004,778	—	—
Proceeds from exercise of share options	1,139	6,728	11,953
Proceeds from issuance of ordinary shares	70	2,462,300	1,174,319
Net cash provided by financing activities	16,539,225	2,789,778	1,547,552
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(387,668)	941,417	(5,355)
Net increase/(decrease) in cash, cash equivalents and restricted cash	13,613,501	(13,788,651)	147,009
Cash, cash equivalents and restricted cash at beginning of the year	1,149,374	14,762,875	974,224
Cash, cash equivalents and restricted cash at end of the year	14,762,875	974,224	1,121,233

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.